Offerings	Nov. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares - Swap Shares
Amount Registered | shares	1,377,000
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 5,328,990.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 463.62
Offering Note	Represents 1,377,000 Class A Ordinary Shares, par value US$0.0008 per share, issued in the share swap transaction (the “Swap Shares”) and registered for resale by the selling shareholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers an indeterminate number of additional Class A Ordinary Shares issuable by reason of stock splits, stock dividends or similar transactions to prevent dilution. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a), using Rule 457(c) to establish a bona fide estimate of the offering price, based on the average of the high and low prices of the Class A Ordinary Shares reported on the Nasdaq Capital Market on October 30, 2026, a date within five business days before the proposed filing date. The high price was US$4.00, the low price was US$3.74, and their average was US$3.87.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares - PIPE Shares
Amount Registered | shares	667,000
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 2,581,290.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 224.57
Offering Note	Represents 667,000 Class A Ordinary Shares, par value US$0.0008 per share, issued in the private placement that closed on October 5, 2026 (the “PIPE Shares”) and registered for resale by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers an indeterminate number of additional Class A Ordinary Shares issuable by reason of stock splits, stock dividends or similar transactions to prevent dilution. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a), using Rule 457(c) to establish a bona fide estimate of the offering price, based on the average of the high and low prices of the Class A Ordinary Shares reported on the Nasdaq Capital Market on October 30, 2026, a date within five business days before the proposed filing date. The high price was US$4.00, the low price was US$3.74, and their average was US$3.87.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Series A Warrants
Amount Registered | shares	667,000
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 2,581,290.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 224.57
Offering Note	Represents 667,000 Class A Ordinary Shares, par value US$0.0008 per share, issuable upon exercise of the Series A Warrants at US$1.30 per share and registered for resale by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers an indeterminate number of additional Class A Ordinary Shares issuable by reason of stock splits, stock dividends or similar transactions to prevent dilution. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(g). Where the public offering price cannot be determined at filing, the fee-calculation price is the highest of the applicable exercise price (US$1.30), the offering price of securities of the same class included in the registration statement, and the price determined pursuant to Rule 457(c). The US$3.87 market-based price determined as described in note (1) exceeds the applicable exercise price and is used for this row. “Other” is shown in the Fee Calculation Rule column to reflect reliance on Rule 457(g). The Warrants themselves are not being registered for resale under this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Series B Warrants
Amount Registered | shares	667,000
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 2,581,290.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 224.57
Offering Note	Represents 667,000 Class A Ordinary Shares, par value US$0.0008 per share, issuable upon exercise of the Series B Warrants at US$1.10 per share and registered for resale by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers an indeterminate number of additional Class A Ordinary Shares issuable by reason of stock splits, stock dividends or similar transactions to prevent dilution. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(g). Where the public offering price cannot be determined at filing, the fee-calculation price is the highest of the applicable exercise price (US$1.10), the offering price of securities of the same class included in the registration statement, and the price determined pursuant to Rule 457(c). The US$3.87 market-based price determined as described in note (1) exceeds the applicable exercise price and is used for this row. “Other” is shown in the Fee Calculation Rule column to reflect reliance on Rule 457(g). The Warrants themselves are not being registered for resale under this registration statement.